TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 60	SFr 42
Weighted-average life, in years		7 years 8 months 11 days	10 years 8 months 12 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		2.90%	2.40%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	0.00%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		3.00%	4.90%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	0.00%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 60	SFr 42
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		0	0
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 637	SFr 1,300
Weighted-average life, in years		9 years 6 months 1 day	6 years 8 months 12 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		6.70%	8.10%
Cash flow discount rate (rate per annum), in % (as a percent)		2.30%	1.40%
Expected credit losses (rate per annum), in % (as a percent)		3.20%	0.00%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		16.80%	24.40%
Cash flow discount rate (rate per annum), in % (as a percent)		11.70%	18.60%
Expected credit losses (rate per annum), in % (as a percent)		3.70%	0.00%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 538	SFr 1,228
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 99	71
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)		100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)		0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)		0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)		6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 60	SFr 42
Weighted-average life, in years		7 years 8 months 11 days	10 years 8 months 12 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		2.90%	2.40%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	0.00%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		3.00%	4.90%
Expected credit losses (rate per annum), in % (as a percent)		0.00%	0.00%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 60	SFr 42
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		0	0
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 637	SFr 1,300
Weighted-average life, in years		9 years 6 months 1 day	6 years 8 months 12 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		6.70%	8.10%
Cash flow discount rate (rate per annum), in % (as a percent)		2.30%	1.40%
Expected credit losses (rate per annum), in % (as a percent)		3.20%	0.00%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		16.80%	24.40%
Cash flow discount rate (rate per annum), in % (as a percent)		11.70%	18.60%
Expected credit losses (rate per annum), in % (as a percent)		3.70%	0.00%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 538	SFr 1,228
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 99	SFr 71